UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

T. Rowe Price International Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
International Stock Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Inforrmation

T. ROWE PRICE International Stock Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Stock Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Stock Portfolio
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 16.5% 16.4%
Financials 17.6  16.1
Health Care 15.8  15.4
Industrials and Business Services 13.0  15.2
Consumer Discretionary 10.5  10.8
Consumer Staples 10.2  10.7
Communication Services 7.4  6.1
Materials 3.4  3.7
Energy 1.5  1.8
Utilities 1.5  1.4
Real Estate 0.0  0.2
Other and Reserves 2.6  2.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
6/30/23
Taiwan Semiconductor
Manufacturing Taiwan 3.7%
ASML Holding Netherlands 2.6
Prosus Netherlands 2.3
Samsung Electronics South Korea 1.9
Nestle Switzerland 1.9
Alcon Switzerland 1.7
AIA Group Hong Kong 1.7
Housing Development Finance India 1.5
Deutsche Telekom Germany 1.5
Unilever United Kingdom 1.4
TMX Group Canada 1.4
Akzo Nobel Netherlands 1.4
Axis Bank India 1.4
NTPC India 1.4
Alibaba Group Holding China 1.3
Linde United States 1.3
Canadian Pacific Kansas City Canada 1.3
London Stock Exchange Group United Kingdom 1.3
Suncor Energy Canada 1.2
Roche Holding Switzerland 1.2
Novo Nordisk Denmark 1.2
Seven & i Holdings Japan 1.2
Capgemini France 1.2
Partners Group Holding Switzerland 1.1
Constellation Software Canada 1.1
Total 39.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Stock Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL STOCK PORTFOLIO
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,112.70 $4.98
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.08   4.76
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.95%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 13.04 $ 16.01 $ 17.08 $ 15.62 $ 13.04 $ 17.35
Investment activities
Net investment income
(1)(2)
0.11 0.11 0.11 0.08 0.34
(3)
0.21
Net realized and unrealized gain/
loss 1.36 (2.64) 0.09 2.17 3.27 (2.67)
Total from investment activities 1.47 (2.53) 0.20 2.25 3.61 (2.46)
Distributions
Net investment income – (0.11) (0.11) (0.09) (0.37) (0.23)
Net realized gain – (0.33) (1.16) (0.70) (0.66) (1.62)
Total distributions – (0.44) (1.27) (0.79) (1.03) (1.85)
NET ASSET VALUE
End of period $ 14.51 $ 13.04 $ 16.01 $ 17.08 $ 15.62 $ 13.04
Ratios/Supplemental Data
Total return
(2)(4)
11.27% (15.81)% 1.32% 14.45% 27.77% (14.20)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
1.05%
(6)
1.05% 1.05% 1.05% 1.05% 1.00%
Net expenses after waivers/
payments by Price Associates 0.95%
(6)
0.95% 0.95% 0.95% 0.95% 1.00%
Net investment income 1.54%
(6)
0.79% 0.59% 0.56% 2.31%
(3)
1.28%
Portfolio turnover rate 15.9% 31.1% 29.1% 30.6% 33.8% 36.3%
Net assets, end of period (in
thousands) $ 242,016 $ 223,011 $ 291,749 $ 300,544 $ 295,743 $ 271,207
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.16 per share and 1.07% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 7. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE International Stock Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD)  (1) 1,200 1,422
Total Argentina (Cost
$1,288
)
1,422
BRAZIL 1.6%
Common Stocks 1.6%
Localiza Rent a Car  87,875 1,257
Raia Drogasil  209,768 1,294
Suzano  142,510 1,317
Total Brazil (Cost
$3,047
)
3,868
CANADA 8.6%
Common Stocks 8.6%
Canadian National Railway (USD)  15,600 1,889
Canadian Pacific Kansas City
(USD)  (2) 38,800 3,134
Constellation Software  1,296 2,685
Definity Financial  26,358 699
Descartes Systems Group (USD)  (1) 11,289 904
Element Fleet Management  25,714 392
National Bank of Canada  26,900 2,004
Shopify, Class A (USD)  (1) 32,630 2,108
Suncor Energy  102,358 3,003
TELUS International CDA  (1) 34,920 530
TMX Group  154,615 3,479
Total Canada (Cost
$19,549
)
20,827
CAYMAN ISLANDS 0.5%
Convertible Preferred
Stocks 0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD)  (1)
(3)(4) 5,545 1,098
Total Cayman Islands (Cost
$273
)
1,098
CHINA 6.7%
Common Stocks 4.0%
58.com (USD)  (1)(3) 65,164 —
Alibaba Group Holding, ADR
(USD)  (1) 38,961 3,247
BeiGene, ADR (USD)  (1) 3,572 637
JD Health International (HKD)  (1) 167,000 1,061
Silergy (TWD)  54,000 673
Tencent Holdings (HKD)  44,500 1,887
Yum China Holdings (USD)  36,400 2,056
9,561
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 2.7%
Inner Mongolia Yili Industrial Group,
A Shares (CNH)  351,900 1,374
Kweichow Moutai, A Shares (CNH)  5,870 1,369
NARI Technology, A Shares (CNH)  505,896 1,612
Shandong Pharmaceutical Glass, A
Shares (CNH)  202,700 761
Shenzhen Inovance Technology, A
Shares (CNH)  168,600 1,496
6,612
Total China (Cost
$14,304
)
16,173
DENMARK 1.7%
Common Stocks 1.7%
Genmab  (1) 3,423 1,297
Novo Nordisk, ADR (USD)  17,900 2,897
Total Denmark (Cost
$3,585
)
4,194
FRANCE 7.4%
Common Stocks 7.4%
Capgemini  14,738 2,790
Dassault Aviation  12,541 2,513
EssilorLuxottica  6,401 1,207
Eurofins Scientific  (2) 22,542 1,432
Kering  4,246 2,345
LVMH Moet Hennessy Louis Vuitton  1,483 1,398
Safran  16,266 2,549
Teleperformance  7,719 1,295
Thales  16,171 2,423
Total France (Cost
$13,553
)
17,952
GERMANY 6.4%
Common Stocks 5.7%
Bayer  13,011 720
Daimler Truck Holding  32,722 1,179
Deutsche Boerse  6,937 1,281
Deutsche Telekom  165,594 3,613
Evotec  (1) 84,092 1,894
Infineon Technologies  23,824 981
Puma  31,387 1,892
SAP  16,246 2,219
13,779
Preferred Stocks 0.7%
Sartorius  4,843 1,678
1,678
Total Germany (Cost
$13,760
)
15,457
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  402,000 4,083

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Hong Kong Exchanges & Clearing  24,800 940
Total Hong Kong (Cost
$1,798
)
5,023
INDIA 6.0%
Common Stocks 6.0%
Axis Bank  273,941 3,301
HDFC Life Insurance  185,583 1,468
Housing Development Finance  105,284 3,630
Larsen & Toubro  68,591 2,074
NTPC  1,419,859 3,277
Varun Beverages  81,056 797
Total India (Cost
$7,951
)
14,547
INDONESIA 1.5%
Common Stocks 1.5%
Bank Central Asia  3,964,100 2,431
Sarana Menara Nusantara  15,598,400 1,106
Total Indonesia (Cost
$1,098
)
3,537
IRELAND 0.5%
Common Stocks 0.5%
Kerry Group, Class A  12,953 1,266
Total Ireland (Cost
$1,197
)
1,266
ITALY 2.1%
Common Stocks 2.1%
Amplifon  31,119 1,141
Banca Mediolanum  172,721 1,562
DiaSorin  12,593 1,312
Ermenegildo Zegna (USD)  83,404 1,058
Total Italy (Cost
$4,580
)
5,073
JAPAN 14.1%
Common Stocks 14.1%
Calbee  35,800 677
Chugai Pharmaceutical  82,900 2,361
Daiichi Sankyo  52,400 1,665
Daikin Industries  7,900 1,619
Disco  10,000 1,585
Hikari Tsushin  4,900 703
Keyence  5,300 2,518
Mitsui Fudosan  26,100 520
Murata Manufacturing  32,600 1,873
Nextage  43,700 849
Nippon Telegraph & Telephone  1,997,500 2,364
Olympus  126,600 2,004
Otsuka Holdings  (2) 37,500 1,376
Outsourcing  103,800 990
Persol Holdings  69,300 1,254
Recruit Holdings  27,300 871
Seven & i Holdings  66,400 2,869
Shares $ Value
(Cost and value in $000s)
Shimadzu  38,700 1,196
SMC  800 445
Sony Group  22,500 2,031
Stanley Electric  47,400 961
Sumitomo Metal Mining  31,100 1,004
Suzuki Motor  24,100 874
Z Holdings  618,800 1,491
Total Japan (Cost
$29,744
)
34,100
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen  (1) 446 772
Akzo Nobel  41,417 3,386
ASML Holding  8,724 6,328
Koninklijke Philips  (1) 39,115 848
Prosus  75,661 5,541
Total Netherlands (Cost
$10,746
)
16,875
PHILIPPINES 0.5%
Common Stocks 0.5%
SM Investments  77,165 1,297
Total Philippines (Cost
$1,234
)
1,297
PORTUGAL 1.3%
Common Stocks 1.3%
Galp Energia  114,191 1,335
Jeronimo Martins  64,403 1,774
Total Portugal (Cost
$2,130
)
3,109
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)
(3) 7,243 —
Total Russia (Cost
$434
)
—
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Saudi National Bank  24,924 246
Total Saudi Arabia (Cost
$245
)
246
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD)  (1) 16,700 969
Total Singapore (Cost
$936
)
969

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Capitec Bank Holdings  9,958 830
Total South Africa (Cost
$596
)
830
SOUTH KOREA 2.5%
Common Stocks 2.5%
NAVER  9,930 1,390
Samsung Electronics  85,112 4,687
Total South Korea (Cost
$3,366
)
6,077
SPAIN 1.7%
Common Stocks 1.7%
Amadeus IT Group, Class A  (1) 31,614 2,407
Fluidra  (2) 89,418 1,744
Total Spain (Cost
$4,075
)
4,151
SWEDEN 2.4%
Common Stocks 2.4%
Assa Abloy, Class B  71,446 1,718
Essity, Class B  90,351 2,406
Olink Holding, ADR (USD)  (1) 30,668 575
Swedbank, Class A  61,526 1,038
Total Sweden (Cost
$4,952
)
5,737
SWITZERLAND 8.5%
Common Stocks 8.5%
Alcon  50,290 4,172
Barry Callebaut  985 1,903
Julius Baer Group  40,477 2,555
Lonza Group  2,629 1,571
Nestle  38,473 4,628
Partners Group Holding  2,935 2,767
Roche Holding  9,598 2,932
Total Switzerland (Cost
$14,943
)
20,528
TAIWAN 3.7%
Common Stocks 3.7%
Taiwan Semiconductor
Manufacturing  482,000 8,904
Total Taiwan (Cost
$1,290
)
8,904
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  36,900 235
CP ALL  603,200 1,066
Total Thailand (Cost
$884
)
1,301
Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 6.2%
Common Stocks 6.1%
Ashtead Group  32,936 2,284
AstraZeneca, ADR (USD)  31,111 2,227
Bridgepoint Group  240,976 620
London Stock Exchange Group  28,566 3,040
Rightmove  139,015 924
Smith & Nephew  139,676 2,253
Unilever (EUR)  67,212 3,503
14,851
Convertible Preferred
Stocks 0.1%
Yulife Holdings, Acquisition Date:
10/11/22, Cost $103  (1)(3)(4) 5,222 118
118
Total United Kingdom (Cost
$11,914
)
14,969
UNITED STATES 2.9%
Common Stocks 2.9%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470  (1)(3)(4) 276 196
Linde  8,233 3,137
Mastercard, Class A  4,621 1,818
Waste Connections  13,645 1,950
7,101
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27  (1)(3)(4) 16 11
11
Total United States (Cost
$3,867
)
7,112
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve
Fund, 5.13%  (5)(6) 4,408,488 4,408
Total Short-Term Investments
(Cost $4,408) 4,408

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve
Fund, 5.13%  (5)(6) 5,347,010 5,347
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 5,347
Total Securities Lending Collateral
(Cost $5,347) 5,347
Total Investments in Securities
101.8% of Net Assets
(Cost $187,094) $ 246,397
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,423 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 133++
Totals $ —# $ — $ 133+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government Reserve Fund, 5.13% $ 11,036  ¤   ¤ $ 9,755
Total $ 9,755^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $133 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,755.

T. ROWE PRICE International Stock Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $187,094) $ 246,397
Foreign currency (cost $1,199) 1,198
Receivable for investment securities sold 638
Dividends receivable 117
Receivable for shares sold 26
Other assets 609
Total assets 248,985
Liabilities
Obligation to return securities lending collateral 5,347
Payable for investment securities purchased 853
Investment management and administrative fees payable 227
Payable for shares redeemed 86
Other liabilities 456
Total liabilities 6,969
NET ASSETS $ 242,016
Net Assets Consist of:
Total distributable earnings (loss) $ 56,531
Paid-in capital applicable to 16,673,620 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 185,485
NET ASSETS $ 242,016
NET ASSET VALUE PER SHARE $ 14.51

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $183) $ 2,936
Securities lending 12
Total income 2,948
Expenses
Investment management and administrative expense 1,245
Waived / paid by Price Associates (118)
Net expenses 1,127
Net investment income 1,821
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $6) 5,217
Options written 14
Foreign currency transactions (27)
Net realized gain 5,204
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $145) 18,075
Options written (10)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 18,064
Net realized and unrealized gain / loss 23,268
INCREASE IN NET ASSETS FROM OPERATIONS
$ 25,089

T. ROWE PRICE International Stock Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,821 $ 1,873
Net realized gain (loss) 5,204 (3,672)
Change in net unrealized gain / loss 18,064 (43,229)
Increase (decrease) in net assets from operations 25,089 (45,028)
Distributions to shareholders
Net earnings – (7,240)
Capital share transactions
*
Shares sold 5,223 11,944
Distributions reinvested – 7,240
Shares redeemed (11,307) (35,654)
Decrease in net assets from capital share transactions (6,084) (16,470)
Net Assets
Increase (decrease) during period 19,005 (68,738)
Beginning of period 223,011 291,749
End of period $ 242,016 $ 223,011
*Share information (000s)
Shares sold 372 871
Distributions reinvested – 556
Shares redeemed (801) (2,552)
Decrease in shares outstanding (429) (1,125)

T. ROWE PRICE International Stock Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The International Stock Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Stock Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly

T. ROWE PRICE International Stock Portfolio

transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2023, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,028 $ 203,513 $ 196 $ 233,737
Convertible Preferred Stocks — — 1,227 1,227
Preferred Stocks — 1,678 — 1,678
Short-Term Investments 4,408 — — 4,408
Securities Lending Collateral 5,347 — — 5,347
Total $ 39,783 $ 205,191 $ 1,423 $ 246,397

T. ROWE PRICE International Stock Portfolio

The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 14
Total $ 14
Change in Unrealized
Gain (Loss)
Equity derivatives $ (10)
Total $ (10)

T. ROWE PRICE International Stock Portfolio

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $5,354,000; the value of cash collateral and related investments was $5,347,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $36,697,000 and $40,763,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $5,133,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $188,811,000. Net unrealized gain aggregated $57,586,000 at period-end, of which $68,368,000 related to appreciated investments and $10,782,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE International Stock Portfolio

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 1.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.95% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $118,000 for the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended
June 30, 2023, this reimbursement amounted to $3,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE International Stock Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Stock Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 10,496,225 581,095
Mark J. Parrell 10,578,230 504,735
Kellye L. Walker 10,589,490 494,319
Eric L. Veiel 10,524,167 559,071

T. ROWE PRICE International Stock Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023
(Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The
Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE International Stock Portfolio

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.95% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement), and total expenses
(which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE International Stock Portfolio

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E301-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023